Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 1,166,108	$ 277,661
Equity Based Compensation	3,701,986	2,443,469
R&D Expenses	219,744
Change in fair value of note	53,738
Accrued Expenses	353,987	171,186
Depreciation and amortization		(780)
Total gross deferred tax assets	5,495,563	2,891,536
Less: valuation allowance	(5,495,563)	(2,891,536)
Total net deferred tax assets